Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Impairment of Investments	$ 0
Unrecognized Tax Benefits	0	$ 0
Unrecognized tax benefits expected within next twelve months	$ 0